The Company applied amendments and new interpretations to IFRS as issued by IASB, which were effective for accounting periods beginning on or after January 1, 2019. The main new standards adopted are the following: (Details)
12 Months Ended
Dec. 31, 2021
I F R S Sixteen [Member]
IfrsStatementLineItems [Line Items]
Description	IFRS 16 supersedes IAS 17 Leases, IFRIC 4 Determining whether an Arrangement contains a Lease, SIC-15 Operating Leases-Incentives and SIC-27 Evaluating the Substance of Transactions Involving the Legal Form of a Lease. The standard sets out the principles for the recognition, measurement, presentation and disclosure of leases and requires lessees to recognize most leases on the balance sheet.
Effective Date	January 1, 2019, with retrospective effect from January 1, 2017
I F R S Twenty Three [Member]
IfrsStatementLineItems [Line Items]
Description	The Interpretation addresses the accounting for income taxes when tax treatments involve uncertainty.
Effective Date	01/01/2019
I F R S Three [Member]
IfrsStatementLineItems [Line Items]
Description	The amendments to IFRS 3 clarify that to be considered a business, an integrated set of activities and assets must include, at a minimum, an input of resources and a substantive process that, together, contribute significantly to the ability to generate output of resources.
Effective Date	01/01/2020
Ias One [Member]
IfrsStatementLineItems [Line Items]
Description	Aligns the definition of omission in all standards defining what information is material if its omission, distortion or obscuration can reasonably influence decisions that the main users of the general purpose financial statements make based on these financial statements, which provide financial information about a specific report of the entity.
Effective Date	01/01/2020
I F R S Thirty Nine I F R S Seven I F R S Nine [Member]
IfrsStatementLineItems [Line Items]
Description	As a practical expedient, the lessee may choose not to assess whether a Covid-19 Related Benefit Granted to Lessee under a Lease Agreement is a modification of the lease. The Company does not use this practical expedient.
Effective Date	01/01/2020
[custom:DescriptionOfIFRS1]	The amendments to Pronouncements IAS 39, IFRS 7 and IFRS 9 provide exemptions that apply to all protection relationships directly affected by the reference interest rate reform. A protective relationship is directly affected if the reform raises uncertainties about the period or the value of cash flows based on the reference interest rate of the hedge object item or hedge instrument.
Conceptual Framework [Member]
IfrsStatementLineItems [Line Items]
Description	Concepts and guidelines on presentation and disclosure, measurement bases, financial report objectives and useful information.
Effective Date	01/01/2020